Goodwill and Other Intangible Assets (Details) - Schedule of Estimated Amortization Expenses Relating To Intangible Assets $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Estimated Amortization Expenses Relating to Intangible Assets [Abstract]
Remaining 6 months of 2023	$ 14,202
2024	23,774
2025	22,371
2026	22,293
2027	20,892
2028 and thereafter	45,081
Total	$ 148,613